SCHEDULE OF TAX PROVISION (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
August 2021 Private Placement
Statutory federal tax rate					$ (1,344,000)		$ (758,000)	$ 60,000
Stater tax rate					(326,000)		(174,000)	14,000
Permanent differences					15,000		13,000	10,000
Permanent difference in ERC income							(99,000)
Tax rate differential on foreign earnings					59,000		21,000	(84,000)
Expiration of net operating loss carryforward					89,000
Change in valuation allowance					1,495,000		2,026,000	55,000
Other					12,000		1,000	2,000
Total income tax provision	$ (52,000)			$ 1,502,000		$ (472,000)	$ 1,030,000	$ 57,000